Loans, financing, debentures and derivative financial instruments - Narrative of Debentures (Detail) - BRL (R$) R$ in Thousands	1 Months Ended				12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023	Oct. 31, 2022	Apr. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of loans debentures and finance leases [line items]
Amount of guarantees and promissory notes	R$ 10,966,890				R$ 10,966,890	R$ 9,371,295
Collateral guarantees to secure letters of credits	103,600				103,600	115,451
Amount of contract settled					3,149,525	5,848,611	R$ 2,426,222
IPP [member]
Summary of loans debentures and finance leases [line items]
Maximum amount of future payments related to these collaterals	397,152				R$ 397,152	R$ 550,908
Debentures fifth issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Amount of contract settled				R$ 660,139
Debentures sixth issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Amount of contract settled		R$ 1,725,000
Debentures seventh issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Amount of contract settled			R$ 730,384
Debentures eighth issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Amount of contract settled	R$ 660,000